T. ROWE PRICE International Discovery Fund
January 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.1%
Common Stocks 1.1%
MercadoLibre (USD) (1) 92,700 104,942
Total Argentina (Cost
$17,244
)
104,942
AUSTRALIA 2.3%
Common Stocks 2.3%
Cochlear  290,925 39,895
IDP Education  1,555,129 32,506
oOh!media  (1) 17,994,414 20,636
OZ Minerals  2,321,567 40,273
Steadfast Group  14,130,670 46,500
Xero  (1) 433,352 35,104
Total Australia (Cost
$121,757
)
214,914
AUSTRIA 1.5%
Common Stocks 1.5%
BAWAG Group  1,759,080 105,571
Mayr Melnhof Karton 165,728 32,243
Total Austria (Cost
$116,116
)
137,814
BELGIUM 0.4%
Common Stocks 0.4%
Barco  936,903 19,349
Lotus Bakeries  2,661 17,067
Total Belgium (Cost
$41,910
)
36,416
BRAZIL 1.4%
Common Stocks 1.1%
Arco Platform, Class A (USD) (1)(2)(3) 1,686,300 35,665
Boa Vista Servicos 9,907,065 10,448
Grupo SBF (1) 7,351,002 35,633
StoneCo , Class A (USD) (1) 1,595,252 24,854
106,600

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 0.3%
Marcopolo  (2) 45,595,883 29,366
29,366
Total Brazil (Cost
$180,612
)
135,966
CANADA 4.2%
Common Stocks 4.2%
Altus Group  853,100 40,945
Aritzia  (1) 1,152,000 53,443
CAE (1) 1,257,100 31,745
Definity Financial (1) 974,764 22,100
dentalcorp Holdings (1)(3) 2,607,208 33,145
Descartes Systems Group (1) 873,400 63,542
Shopify, Class A (1) 95,576 92,253
Spin Master (1)(2) 1,600,125 55,010
Total Canada (Cost
$188,055
)
392,183
CHINA 12.9%
Common Stocks 6.2%
China Feihe (HKD)  29,221,000 40,522
China Resources Mixc Lifestyle Services (HKD)  13,943,200 81,954
Country Garden Services Holdings (HKD)  18,864,000 111,434
Haier Smart Home, Class H (HKD)  12,095,000 48,489
Hope Education Group (HKD) (3) 176,200,000 22,721
I-Mab, ADR (USD) (1) 696,358 17,583
Kanzhun , ADR (USD) (1)(3) 2,684,382 81,310
Li Ning (HKD)  6,160,000 60,109
New Horizon Health (HKD) (1) 1,693,000 4,982
Shandong Weigao Group Medical Polymer, Class H (HKD)  20,183,600 24,874
Tsingtao Brewery, Class H (HKD)  4,772,000 42,948
Yangzijiang Shipbuilding Holdings (SGD)  47,384,100 45,463
Zylox-Tonbridge Medical Technology (HKD) (1)(3) 835,500 2,432
584,821
Common Stocks - China A Shares 6.7%
Autel Intelligent Technology, A Shares (4) 5,103,184 50,689
Bafang Electric Suzhou, A Shares (CNH)  1,146,024 37,164
Fuyao Glass Industry Group, A Shares (CNH)  6,169,164 46,673
Guangdong Kinlong Hardware Products, A Shares (4) 1,920,442 48,543
Hichain Logistics, A Shares (4) 2,416,139 18,641
Hongfa Technology, A Shares (CNH)  4,400,534 44,365
Jason Furniture Hangzhou, A Shares (CNH)  7,399,468 85,824

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Ocean's King Lighting Science & Technology, A Shares (4) 10,380,464 23,753
Qingdao Haier Biomedical, A Shares (4) 3,893,448 44,206
Shandong Pharmaceutical Glass, A Shares (CNH)  5,743,614 31,375
Shenzhen Megmeet Electrical, A Shares (CNH)  8,628,887 40,801
Sino Wealth Electronic, A Shares (CNH)  1,694,031 14,727
Warom Technology, A Shares (4) 11,053,925 46,394
Zhejiang Shuanghuan Driveline, A Shares (4) 15,196,802 59,849
Zhongji Innolight , A Shares (CNH)  5,791,646 32,933
625,937
Total China (Cost
$974,467
)
1,210,758
DENMARK 0.7%
Common Stocks 0.7%
Ambu , Class B  1,672,011 35,428
Zealand Pharma (1) 1,326,807 25,848
Total Denmark (Cost
$41,646
)
61,276
EGYPT 0.6%
Common Stocks 0.6%
Edita Food Industries, GDR (USD)  1,566,029 3,448
E-Finance for Digital & Financial Investments (1) 20,393,708 22,769
Integrated Diagnostics Holdings (USD)  19,428,788 25,480
Total Egypt (Cost
$46,466
)
51,697
FINLAND 0.3%
Common Stocks 0.3%
QT Group (1) 253,993 29,485
Total Finland (Cost
$10,756
)
29,485
FRANCE 2.7%
Common Stocks 2.7%
BioMerieux 153,703 18,024
Edenred 655,776 28,167
Esker  94,942 25,675
Eurofins Scientific  1,054,440 105,869
SPIE  2,043,776 47,404
Tikehau Capital  1,176,453 31,298
Total France (Cost
$143,817
)
256,437

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 5.0%
Common Stocks 5.0%
AIXTRON  3,536,974 73,544
Auto1 Group (1) 758,523 13,233
CANCOM  604,867 36,714
Evotec  (1) 739,830 29,937
flatexDEGIRO  (1)(3) 2,079,146 40,233
Hypoport  (1) 68,899 30,447
Knaus Tabbert 405,165 24,639
MYT Netherlands Parent, ADR (USD) (1)(3) 1,025,582 17,568
Nagarro  (1) 150,530 26,171
Norma Group  852,665 30,967
Scout24  910,016 54,368
Shop Apotheke Europe (1)(3) 634,242 82,459
Tonies , Class A (1)(3) 1,174,071 10,662
Total Germany (Cost
$369,221
)
470,942
HONG KONG 0.1%
Common Stocks 0.1%
Impro Precision Industries  54,986,000 13,607
Total Hong Kong (Cost
$21,371
)
13,607
INDIA 3.9%
Common Stocks 3.9%
Astral  1,830,737 53,432
Blue Star  2,072,582 24,311
CreditAccess Grameen  (1) 1,802,844 15,199
Dr Lal PathLabs 376,517 15,049
Escorts  2,365,885 58,881
Fine Organic Industries  236,287 12,255
FSN E-Commerce Ventures (1) 862,558 19,188
Info Edge India  294,651 19,540
Polycab India  1,325,882 45,103
TeamLease Services (1) 548,997 31,663
Torrent Pharmaceuticals  1,191,575 42,666
V-Mart Retail (1) 413,370 20,976
Zomato  (1) 7,619,018 9,291
Total India (Cost
$206,320
)
367,554

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.4%
Common Stocks 0.4%
Cairn Homes (GBP)  30,106,768 41,956
Total Ireland (Cost
$38,423
)
41,956
ITALY 4.0%
Common Stocks 4.0%
Amplifon 3,506,156 149,033
Brunello Cucinelli  (1) 463,476 26,916
Carel Industries  3,318,733 79,901
Ermenegildo Zegna Holditalia (USD) (1) 3,064,085 31,376
FinecoBank Banca Fineco 3,714,075 62,442
GVS  2,637,481 29,533
Total Italy (Cost
$154,831
)
379,201
JAPAN 18.8%
Common Stocks 18.8%
Aida Engineering  2,224,100 20,348
Aiful  (3) 17,971,700 53,979
Aruhi  (3) 1,753,900 17,593
Daiwabo Holdings  3,590,500 51,335
Denka  475,900 16,760
DIC  1,443,200 37,026
Disco  121,100 33,297
Eiken Chemical  2,022,600 30,319
Electric Power Development  2,886,900 37,883
Fujitec (3) 1,515,700 36,050
Fujitsu General  1,745,100 35,413
Fukui Computer Holdings  727,700 18,976
Fukuoka Financial Group  1,327,000 26,061
Hanwa  1,714,500 47,084
Heiwa Real Estate  727,700 24,858
Hikari Tsushin  343,000 41,182
Horiba (3) 483,100 26,003
Idec  1,338,300 28,509
INFRONEER Holdings  5,649,200 52,057
Kyoritsu Maintenance (3) 837,300 29,953
Mabuchi Motor  643,500 20,260
MatsukiyoCocokara 657,300 22,498
Media Do (3) 781,300 17,359

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
METAWATER  1,476,300 26,185
Mitsui Mining & Smelting  1,373,400 38,837
Modec 1,924,700 19,300
Musashi Seimitsu Industry (3) 2,550,000 38,413
Nakanishi  1,619,900 28,723
NET One Systems  1,705,500 40,483
Nextage  (2) 4,762,900 119,607
NGK Spark Plug  2,026,800 34,455
Nifco  803,900 23,402
Nippon Ceramic  687,400 14,702
Nippon Seiki  2,834,000 25,315
Nippon Soda (2) 1,528,000 43,724
Nipro 5,087,500 47,195
Nitto Boseki  529,800 12,643
NSK  4,496,800 30,673
Obara Group (3) 1,018,300 29,513
PALTAC  509,300 19,520
Persol Holdings  1,368,000 35,316
Round One  864,500 10,548
Sakata INX (2) 4,138,900 34,855
Sanwa Holdings  3,590,500 38,882
Sega Sammy Holdings  2,783,300 46,733
Stanley Electric  1,104,400 25,815
Sumitomo Seika Chemicals  660,400 17,708
Taiheiyo Cement  2,538,000 50,497
Taiyo Yuden  629,800 30,590
Takuma  1,528,200 19,543
Tokyo Tatemono  3,712,600 55,342
Toyo Tire  2,647,500 37,434
V-Cube (2)(3) 1,958,700 13,292
Yellow Hat (2) 2,484,000 34,441
Total Japan (Cost
$1,672,651
)
1,768,489
LUXEMBOURG 0.3%
Common Stocks 0.3%
Majorel Group Luxembourg (1) 1,136,442 31,894
Total Luxembourg (Cost
$42,565
)
31,894
MEXICO 0.3%
Common Stocks 0.3%
Grupo Aeroportuario del Sureste , ADR (USD)  161,000 32,709
Total Mexico (Cost
$25,635
)
32,709

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 2.2%
Common Stocks 2.2%
Aalberts 616,684 37,698
IMCD  364,725 62,740
Intertrust  (1) 1,631,192 35,460
Just Eat Takeaway.com (1) 711,070 35,113
Kendrion 470,142 10,864
Van Lanschot Kempen , CVA  957,212 24,113
Total Netherlands (Cost
$124,506
)
205,988
NEW ZEALAND 0.8%
Common Stocks 0.8%
Fisher & Paykel Healthcare  4,139,398 76,159
Total New Zealand (Cost
$5,950
)
76,159
RUSSIA 0.6%
Common Stocks 0.6%
HeadHunter Group, ADR (USD)  975,900 43,242
Ozon Holdings, ADR (USD) (1) 513,691 10,618
Total Russia (Cost
$40,432
)
53,860
SAUDI ARABIA 0.4%
Common Stocks 0.4%
Saudi Tadawul Group Holding (1) 811,439 35,036
Total Saudi Arabia (Cost
$25,202
)
35,036
SPAIN 4.0%
Common Stocks 4.0%
Aedas Homes  1,301,980 35,454
Amadeus IT Group, Class A (1) 1,152,591 79,252
CIE Automotive  885,461 25,720
Fluidra 2,062,702 65,681
Inmobiliaria Colonial Socimi 5,139,033 45,380
Laboratorios Farmaceuticos Rovi 1,431,581 105,112
Linea Directa Aseguradora Cia de Seguros y Reaseguros 10,606,343 19,040
Total Spain (Cost
$267,081
)
375,639

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SWEDEN 3.4%
Common Stocks 3.4%
Ambea 3,629,247 20,235
Avanza Bank Holding  1,830,141 57,903
Beijer Ref  1,267,635 22,126
MIPS  224,325 22,303
Olink Holding, ADR (USD) (1)(3) 1,065,900 17,246
Thule Group  2,103,514 101,529
Trelleborg , Class B  2,450,260 61,695
Vimian Group (1)(3) 2,045,985 14,735
Total Sweden (Cost
$175,548
)
317,772
SWITZERLAND 2.8%
Common Stocks 2.8%
ams  (1) 2,527,552 42,496
DKSH Holding  594,346 47,654
Montana Aerospace (1) 1,662,497 62,138
PolyPeptide Group (1) 289,049 28,818
Sensirion Holding (1) 167,095 20,487
SKAN Group (3) 88,011 6,940
Tecan Group  49,163 23,904
Valora Holding (1) 156,357 30,392
Total Switzerland (Cost
$208,045
)
262,829
TAIWAN 1.3%
Common Stocks 1.3%
Chroma ATE  3,372,000 26,285
Unimicron Technology  7,183,000 53,849
Win Semiconductors  3,784,000 46,877
Total Taiwan (Cost
$129,067
)
127,011
UNITED ARAB EMIRATES 0.4%
Common Stocks 0.4%
Air Arabia (1) 57,386,713 22,735
Network International Holdings (GBP) (1) 5,005,412 17,824
Total United Arab Emirates (Cost
$40,982
)
40,559

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 19.4%
Common Stocks 19.4%
Abcam  (1) 4,334,246 78,071
AJ Bell  5,010,390 22,849
Ascential  (1)(2) 24,996,324 119,409
ASOS (1) 1,813,283 54,404
Auction Technology Group (1) 2,229,685 32,167
Baltic Classifieds Group (1) 12,905,004 29,164
Bridgepoint Group (1) 4,892,382 25,465
Bytes Technology Group  5,853,299 36,687
Croda International  558,109 60,275
CVS Group  1,314,875 34,926
Dechra Pharmaceuticals  519,278 29,167
Derwent London  1,050,336 48,533
Dr. Martens  7,982,410 33,165
FD Technologies (1) 1,341,521 29,258
Frontier Developments (1)(3) 1,283,456 23,893
Funding Circle Holdings (1)(2) 17,763,754 22,797
Genuit Group  5,015,570 38,882
Genus  1,074,936 55,487
Helios Towers (1)(3) 20,295,154 41,954
Howden Joinery Group  4,119,486 45,448
Intermediate Capital Group  3,653,410 94,351
IQE (1)(2)(3) 64,503,710 27,805
Keywords Studios  2,147,203 73,046
Molten Ventures (1)(2) 8,066,430 83,827
National Express Group (1) 11,465,037 38,881
Ninety One  2,756,995 9,700
Ocado Group (1) 4,299,061 87,596
Oxford Nanopore Technologies (1) 3,696,759 24,285
Playtech  (1) 1,950,747 15,368
Renishaw  697,895 43,095
Rightmove 3,129,513 27,582
Rotork 6,974,623 32,056
Spirax-Sarco Engineering  292,344 52,697
SSP Group (1) 9,922,784 36,816
Syncona  (1) 9,613,890 24,717
THG (1) 5,595,055 9,973
Trainline  (1) 12,077,040 36,563
Victorian Plumbing Group (1) 7,493,438 10,402
Victrex 1,550,276 43,182
Watches of Switzerland Group (1) 4,303,739 74,978
Weir Group  1,589,519 37,427

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
YouGov 5,068,992 79,005
Total United Kingdom (Cost
$1,334,353
)
1,825,353
UNITED STATES 0.4%
Common Stocks 0.4%
Wix.com (1) 318,100 41,789
Total United States (Cost
$19,154
)
41,789
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 0.09% (2)(5) 280,117,880 280,118
Total Short-Term Investments (Cost $280,118) 280,118
SECURITIES LENDING COLLATERAL 1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 0.09% (2)(5) 119,130,097 119,130
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 119,130
Total Securities Lending Collateral (Cost $119,130) 119,130
Total Investments in Securities 100.9%
(Cost $7,183,431) $ 9,499,483
Other Assets Less Liabilities (0.9)% (83,875)
Net Assets 100.0% $ 9,415,608
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) All or a portion of this security is on loan at January 31, 2022.
(4) China A shares held through the QFII are subject to certain restrictions.
(5) Seven-day yield
ADR American Depositary Receipts
CNH Offshore China Renminbi

T. ROWE PRICE International Discovery Fund

.
.
.
.
.
.
.
.
.
.
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE International Discovery Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Arco Platform, Class A  $ (221) $ 5,739 $ —
Aruhi (266) (2,577) —
Ascential (627) (18,070) —
Funding Circle Holdings  128 (16,061) —
IQE  (2,374) (12,051) —
Marcopolo (339) 8,754 299
Molten Ventures ^^ 950 (23,873) —
Nextage 6,943 28,232 702
Nippon Soda  (89) (1,889) —
Obara Group  (101) (3,080) —
Sakata INX  (313) (4,234) 541
Spin Master  (248) (162) —
V-Cube  (965) (15,614) 136
Yellow Hat  (56) (5,236) —
T. Rowe Price Government Reserve Fund, 0.09% — — 45++
T. Rowe Price Short-Term Fund — — —++
Totals $ 2,422# $ (60,122) $ 1,723+

T. ROWE PRICE International Discovery Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
Arco Platform, Class A  $ * $ 10,164 $ 903 $ 35,665
Aruhi 20,770 — 600 *
Ascential 144,395 — 6,916 119,409
Funding Circle Holdings  40,233 — 1,375 22,797
IQE  42,392 — 2,536 27,805
Marcopolo 21,455 — 843 29,366
Molten Ventures ^^ 115,166 — 7,466 83,827
Nextage 97,418 — 6,043 119,607
Nippon Soda  * 7,431 667 43,724
Obara Group  33,157 — 564 *
Sakata INX  33,376 6,367 654 34,855
Spin Master  56,576 — 1,404 55,010
V-Cube  30,254 — 1,348 13,292
Yellow Hat  * 7,578 694 34,441
T. Rowe Price Government
Reserve Fund, 0.09% 204,031  ¤  ¤ 399,248
T. Rowe Price Short-Term Fund 127,807  ¤  ¤ —
Total $ 1,019,046^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,723 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $948,381.
^^ Previously reported affiliate Draper Esprit changed its name to Molten Ventures.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Discovery Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Discovery Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Discovery Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent

T. ROWE PRICE International Discovery Fund

foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Discovery Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result,
Russia’s central bank closed the country’s stock market on February 28, 2022, and
Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
F38-054Q1 01/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 458,902 $ 8,611,967 $ — $ 9,070,869
Preferred Stocks — 29,366 — 29,366
Short-Term Investments 280,118 — — 280,118
Securities Lending Collateral 119,130 — — 119,130
Total $ 858,150 $ 8,641,333 $ — $ 9,499,483